UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2013

Date of reporting period: April 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
April 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (97.08%)
CONSUMER DISCRETIONARY – (9.77%)
Automobiles & Components – (0.31%)
Harley-Davidson, Inc.	1,161,356	$63,468,105
Consumer Durables & Apparel – (0.50%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	637,500	51,490,912
Hunter Douglas N.V. (Netherlands)	1,183,216	48,320,925
		99,811,837
Media – (1.97%)
Grupo Televisa S.A.B., ADR (Mexico)	1,364,141	34,540,050
Walt Disney Co.	5,735,300	360,406,252
		394,946,302
Retailing – (6.99%)
Bed Bath & Beyond Inc. *(a)	11,118,153	764,873,336
CarMax, Inc. *	6,109,992	281,304,032
Groupon, Inc. *	7,960,000	48,436,600
Liberty Interactive Corp., Series A *	6,165,360	131,229,687
Liberty Ventures, Series A *	414,646	30,482,701
Netflix Inc. *	273,500	59,133,435
Tiffany & Co.	1,216,000	89,594,880
		1,405,054,671
	Total Consumer Discretionary	1,963,280,915
CONSUMER STAPLES – (12.66%)
Food & Staples Retailing – (8.53%)
Costco Wholesale Corp.	5,202,641	564,044,324
CVS Caremark Corp.	18,361,505	1,068,272,361
Sysco Corp.	2,348,500	81,868,710
		1,714,185,395
Food, Beverage & Tobacco – (4.13%)
Coca-Cola Co.	6,657,890	281,828,484
Diageo PLC (United Kingdom)	6,157,496	187,851,595
Heineken Holding N.V. (Netherlands)(b)	2,587,308	155,579,897
Nestle S.A. (Switzerland)	601,825	42,978,253
Philip Morris International Inc.	1,677,367	160,339,512
		828,577,741
	Total Consumer Staples	2,542,763,136
ENERGY – (6.66%)
Canadian Natural Resources Ltd. (Canada)	17,581,880	515,852,359
Devon Energy Corp.	1,430,751	78,777,150
EOG Resources, Inc.	1,104,366	133,804,985
Occidental Petroleum Corp.	3,690,175	329,385,020
Schlumberger Ltd.	2,084,960	155,183,573
Transocean Ltd. *	2,425,671	124,849,286
	Total Energy	1,337,852,373
FINANCIALS – (38.83%)
Banks – (5.45%)
Commercial Banks – (5.45%)
Wells Fargo & Co.	28,854,434	1,095,891,403

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (18.64%)
Capital Markets – (10.60%)
Ameriprise Financial, Inc.	1,148,532	$85,600,090
Bank of New York Mellon Corp.	47,303,825	1,334,913,941
Brookfield Asset Management Inc., Class A (Canada)(b)	4,053,420	156,421,478
Charles Schwab Corp.	10,828,000	183,642,880
Goldman Sachs Group, Inc.	590,729	86,287,785
Julius Baer Group Ltd. (Switzerland)	7,102,241	282,928,594
		2,129,794,768
Consumer Finance – (5.87%)
American Express Co.	17,229,174	1,178,647,793
Diversified Financial Services – (2.17%)
CME Group Inc.	874,900	53,242,040
JPMorgan Chase & Co.	4,220,893	206,865,966
Visa Inc., Class A	1,041,750	175,493,205
		435,601,211
		3,744,043,772
Insurance – (13.62%)
Multi-line Insurance – (2.66%)
Fairfax Financial Holdings Ltd. (Canada)	234,094	93,705,487
Fairfax Financial Holdings Ltd., 144A (Canada)(c)	113,877	45,683,051
Loews Corp.	8,857,401	395,660,103
		535,048,641
Property & Casualty Insurance – (8.84%)
ACE Ltd.	2,153,910	191,999,537
Berkshire Hathaway Inc., Class A *	6,472	1,029,048,000
Markel Corp. *	86,114	46,178,633
Progressive Corp.	20,061,966	507,367,120
		1,774,593,290
Reinsurance – (2.12%)
Alleghany Corp. *	733,666	288,873,651
Everest Re Group, Ltd.	1,011,700	136,569,383
		425,443,034
		2,735,084,965
Real Estate – (1.12%)
Brookfield Property Partners L.P. (b)	232,665	5,137,243
Hang Lung Group Ltd. (Hong Kong)	37,245,100	219,338,682
		224,475,925
	Total Financials	7,799,496,065
HEALTH CARE – (5.45%)
Health Care Equipment & Services – (5.10%)
Express Scripts Holding Co. *	7,924,508	470,557,285
Laboratory Corp. of America Holdings *	2,478,900	231,430,104
UnitedHealth Group Inc.	5,384,000	322,663,120
		1,024,650,509
Pharmaceuticals, Biotechnology & Life Sciences – (0.35%)
Agilent Technologies, Inc.	1,716,090	71,114,770
	Total Health Care	1,095,765,279

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2013 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (5.07%)
Capital Goods – (1.86%)
Emerson Electric Co.	1,840,000	$102,138,400
PACCAR Inc.	4,870,000	242,404,250
Schneider Electric S.A. (France)	379,200	28,914,543
		373,457,193
Commercial & Professional Services – (0.71%)
Iron Mountain Inc.	3,791,890	143,560,955
Transportation – (2.50%)
China Merchants Holdings International Co., Ltd. (China)	85,687,976	269,978,160
Kuehne & Nagel International AG (Switzerland)	2,030,309	232,334,779
		502,312,939
	Total Industrials	1,019,331,087
INFORMATION TECHNOLOGY – (10.39%)
Semiconductors & Semiconductor Equipment – (1.38%)
Intel Corp.	2,679,000	64,148,655
Texas Instruments Inc.	5,885,405	213,081,088
		277,229,743
Software & Services – (8.73%)
Activision Blizzard, Inc.	11,299,133	168,978,534
Google Inc., Class A *	1,334,945	1,100,515,308
International Business Machines Corp.	386,500	78,281,710
Microsoft Corp.	5,541,261	183,388,033
Oracle Corp.	6,765,000	221,587,575
		1,752,751,160
Technology Hardware & Equipment – (0.28%)
Hewlett-Packard Co.	2,726,179	56,159,288
	Total Information Technology	2,086,140,191
MATERIALS – (8.02%)
Air Products and Chemicals, Inc.	3,325,220	289,161,131
BHP Billiton PLC (United Kingdom)	3,252,363	90,482,348
Ecolab Inc.	2,894,200	244,907,204
Emerald Plantation Holdings Ltd. (China)*	9,305,212	3,256,824
Martin Marietta Materials, Inc.	531,657	53,692,040
Monsanto Co.	4,740,296	506,358,419
Potash Corp. of Saskatchewan Inc. (Canada)	3,899,338	164,162,130
Praxair, Inc.	1,465,820	167,543,226
Rio Tinto PLC (United Kingdom)	2,004,614	90,893,771
	Total Materials	1,610,457,093
TELECOMMUNICATION SERVICES – (0.23%)
America Movil S.A.B. de C.V., Series L, ADR (Mexico)	2,157,114	46,119,097
	Total Telecommunication Services	46,119,097
TOTAL COMMON STOCK – (Identified cost $11,422,246,576)		19,501,205,236
CORPORATE BONDS – (0.03%)
MATERIALS – (0.03%)
Emerald Plantation Holdings Ltd., Sr. Notes, 6.00%, 01/30/20 (China)	$10,059,689	6,538,798
TOTAL CORPORATE BONDS – (Identified cost $42,811,561)		6,538,798

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2013 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (2.23%)
COMMERCIAL PAPER – (0.17%)
Prudential Financial, Inc., 0.22%, 05/01/13	$35,000,000	$35,000,000
Total Commercial Paper		35,000,000
REPURCHASE AGREEMENTS – (2.06%)
Barclays Capital Inc. Joint Repurchase Agreement, 0.15%, 05/01/13, dated 04/30/13, repurchase value of $71,092,296 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.25%-1.50%, 11/30/14-06/30/16, total market value $72,513,840)	71,092,000	71,092,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.17%, 05/01/13, dated 04/30/13, repurchase value of $341,746,614 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.93%-5.27%, 05/01/13-11/15/42, total market value $348,579,900)	341,745,000	341,745,000
Total Repurchase Agreements		412,837,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $447,837,000)		447,837,000
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (1.23%)
Citigroup Global Markets, Inc. Joint Repurchase Agreement, 0.14%, 05/01/13, dated 04/30/13, repurchase value of $120,000,467 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.125%-0.25%, 12/31/13-02/28/15, total market value $122,400,000)	120,000,000	120,000,000
Citigroup Global Markets, Inc. Joint Repurchase Agreement, 0.18%, 05/01/13, dated 04/30/13, repurchase value of $126,000,630 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.50%, 09/15/24-01/15/43, total market value $128,520,000)	126,000,000	126,000,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Identified cost $246,000,000)		246,000,000

Total Investments – (100.57%) – (Identified cost $12,158,895,137) – (d)	20,201,581,034
Liabilities Less Other Assets – (0.57%)	(113,753,957)
Net Assets – (100.00%)	$20,087,827,077

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2013. The aggregate fair value of the securities of affiliated companies held by the Fund as of April 30, 2013, amounts to $764,873,336. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares July 31, 2012	Gross Additions (1)	Gross Reductions	Shares April 30, 2013	Dividend
Alleghany Corp. (2)	887,452	–	153,786	733,666	$–
Bed Bath & Beyond Inc.	12,420,143	–	1,301,990	11,118,153	–
Iron Mountain Inc. (2)	8,604,589	647,601	5,460,300	3,791,890	–
					$–

(1) Gross additions due to corporate action.

(2) Not an affiliate as of April 30, 2013.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2013 (Unaudited)

(b)
Security is partially on loan – The Fund has entered into a securities lending arrangement with State Street Bank and Trust Company (“State Street Bank”). Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of April 30, 2013, the Fund had on loan securities valued at $283,789,585; cash of $292,066,463 was received as collateral for the loans. The majority of the cash was invested in repurchase agreements secured by U.S. Government securities. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

(c)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $45,683,051 or 0.23% of the Fund's net assets as of April 30, 2013.

(d)	Aggregate cost for federal income tax purposes is $12,159,825,406. At April 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$8,371,420,827
Unrealized depreciation	(329,665,199)
Net unrealized appreciation	$8,041,755,628

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2013 (Unaudited)

Security Valuation – (Continued)

Value Measurements - (Continued)

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$1,963,280,915	$–	$–	$1,963,280,915
Consumer staples	2,542,763,136	–	–	2,542,763,136
Energy	1,337,852,373	–	–	1,337,852,373
Financials	7,799,496,065	–	–	7,799,496,065
Health care	1,095,765,279	–	–	1,095,765,279
Industrials	1,019,331,087	–	–	1,019,331,087
Information technology	2,086,140,191	–	–	2,086,140,191
Materials	1,607,200,269	3,256,824	–	1,610,457,093
Telecommunication services	46,119,097	–	–	46,119,097
Corporate debt securities	–	6,538,798	–	6,538,798
Short-term securities	–	447,837,000	–	447,837,000
Investment of cash collateral for securities loaned	–	246,000,000	–	246,000,000
Total Investments	$19,497,948,412	$703,632,622	$–	$20,201,581,034

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended April 30, 2013.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended April 30, 2013:

Investment Securities:
Beginning balance	$9,131,592
Transfers out of Level 3 to Level 2	(9,131,592)
Ending balance	$–

Transfers of investments into or out of Level 3 of the fair value hierarchy represent the beginning value of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS RESEARCH FUND	Schedule of Investments
April 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (98.13%)
CONSUMER DISCRETIONARY – (5.80%)
Consumer Services – (1.44%)
Wynn Resorts Ltd.	3,980	$546,454
Media – (1.94%)
CBS Corp., Class B	16,150	739,347
Retailing – (2.42%)
Tiffany & Co.	12,495	920,632
	Total Consumer Discretionary	2,206,433
CONSUMER STAPLES – (18.11%)
Food & Staples Retailing – (1.87%)
CVS Caremark Corp.	12,200	709,796
Food, Beverage & Tobacco – (13.29%)
Diageo PLC, ADR (United Kingdom)	11,270	1,377,194
Nestle S.A. (Switzerland)	17,540	1,252,588
Philip Morris International Inc.	10,680	1,020,901
Unilever N.V., NY Shares (Netherlands)	33,215	1,410,973
		5,061,656
Household & Personal Products – (2.95%)
Colgate-Palmolive Co.	9,405	1,123,051
	Total Consumer Staples	6,894,503
ENERGY – (3.92%)
Schlumberger Ltd.	6,708	499,276
Spectra Energy Corp.	21,250	670,013
Transocean Ltd. *	6,255	321,945
	Total Energy	1,491,234
FINANCIALS – (17.18%)
Banks – (1.56%)
Commercial Banks – (1.56%)
Toronto-Dominion Bank (Canada)	3,195	261,670
U.S. Bancorp	10,000	332,800
		594,470
Diversified Financials – (4.77%)
Capital Markets – (3.04%)
Bank of New York Mellon Corp.	20,300	572,866
Brookfield Asset Management Inc., Class A (Canada)	8,000	308,720
Goldman Sachs Group, Inc.	1,890	276,072
		1,157,658
Diversified Financial Services – (1.73%)
CME Group Inc.	1,875	114,103
JPMorgan Chase & Co.	11,100	544,011
		658,114
		1,815,772
Insurance – (10.82%)
Multi-line Insurance – (4.57%)
Fairfax Financial Holdings Ltd. (Canada)	1,085	434,315
Loews Corp.	29,200	1,304,364
		1,738,679
Property & Casualty Insurance – (4.12%)
ACE Ltd.	4,000	356,560
Berkshire Hathaway Inc., Class A *	4	636,000

1

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
Berkshire Hathaway Inc., Class B *	1,610	$171,175
Progressive Corp.	7,350	185,881
W. R. Berkley Corp.	5,080	220,574
		1,570,190
Reinsurance – (2.13%)
Everest Re Group, Ltd.	6,000	809,940
		4,118,809
Real Estate – (0.03%)
Brookfield Property Partners L.P.	459	10,135
	Total Financials	6,539,186
HEALTH CARE – (8.82%)
Health Care Equipment & Services – (7.95%)
Baxter International Inc.	5,495	383,936
Becton, Dickinson and Co.	4,600	433,780
Diagnosticos da America S.A. (Brazil)	51,900	284,824
Laboratory Corp. of America Holdings *	4,665	435,524
UnitedHealth Group Inc.	15,270	915,131
WellPoint, Inc.	7,880	574,610
		3,027,805
Pharmaceuticals, Biotechnology & Life Sciences – (0.87%)
Agilent Technologies, Inc.	8,000	331,520
	Total Health Care	3,359,325
INDUSTRIALS – (12.35%)
Capital Goods – (7.06%)
3M Co.	860	90,050
Brenntag AG (Germany)	4,010	683,622
Cummins Inc.	5,015	533,546
Lockheed Martin Corp.	5,320	527,159
Schindler Holding AG - Participation Certificate (Switzerland)	2,825	423,537
Schneider Electric S.A. (France)	5,655	431,202
		2,689,116
Commercial & Professional Services – (4.27%)
Nielsen Holdings N.V.	23,655	818,936
Republic Services, Inc.	23,720	808,378
		1,627,314
Transportation – (1.02%)
C.H. Robinson Worldwide, Inc.	6,510	386,694
	Total Industrials	4,703,124
INFORMATION TECHNOLOGY – (21.52%)
Semiconductors & Semiconductor Equipment – (6.29%)
Altera Corp.	10,000	320,050
Applied Materials, Inc.	25,000	362,625
First Solar, Inc. *	5,000	232,775
Intel Corp.	17,640	422,389
Texas Instruments Inc.	29,180	1,056,462
		2,394,301

2

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2013 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (12.51%)
International Business Machines Corp.	1,520	$307,861
MasterCard, Inc., Class A	2,285	1,263,445
Microsoft Corp.	24,320	804,870
Oracle Corp.	36,200	1,185,731
SAP AG, ADR (Germany)	15,070	1,203,340
		4,765,247
Technology Hardware & Equipment – (2.72%)
Apple Inc.	470	208,095
Hewlett-Packard Co.	28,990	597,194
Motorola Solutions, Inc.	4,000	228,800
		1,034,089
	Total Information Technology	8,193,637
MATERIALS – (9.62%)
Air Products and Chemicals, Inc.	10,995	956,125
Cemex S.A.B. de C.V., ADR (Mexico)*	42,565	478,858
Ecolab Inc.	8,815	745,925
Potash Corp. of Saskatchewan Inc. (Canada)	6,835	287,754
Praxair, Inc.	3,155	360,616
Sherwin-Williams Co.	4,560	834,982
	Total Materials	3,664,260
TELECOMMUNICATION SERVICES – (0.81%)
Level 3 Communications, Inc. *	15,400	310,002
	Total Telecommunication Services	310,002
TOTAL COMMON STOCK – (Identified cost $30,262,759)		37,361,704
CORPORATE BONDS – (1.14%)
MATERIALS – (1.14%)
Cemex Finance LLC, Sr. Bond, 9.50%, 12/14/16 (Mexico)	$400,000	432,000
TOTAL CORPORATE BONDS – (Identified cost $406,146)		432,000
SHORT-TERM INVESTMENTS – (0.61%)
Barclays Capital Inc. Joint Repurchase Agreement, 0.15%, 05/01/13, dated 04/30/13, repurchase value of $40,000 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.25%-1.50%, 11/30/14-06/30/16, total market value $40,800)	40,000	40,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.17%, 05/01/13, dated 04/30/13, repurchase value of $194,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.93%-5.27%, 05/01/13-11/15/42, total market value $197,880)	194,000	194,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $234,000)		234,000

Total Investments – (99.88%) – (Identified cost $30,902,905) – (a)	38,027,704
Other Assets Less Liabilities – (0.12%)	47,334
Net Assets – (100.00%)	$38,075,038

3

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2013 (Unaudited)

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $30,906,785. At April 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$7,555,540
Unrealized depreciation	(434,621)
Net unrealized appreciation	$7,120,919

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P.  (“Adviser”), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

4

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2013 (Unaudited)

Security Valuation – (Continued)

Value Measurements - (Continued)

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$2,206,433	$–	$–	$2,206,433
Consumer staples	6,894,503	–	–	6,894,503
Energy	1,491,234	–	–	1,491,234
Financials	6,539,186	–	–	6,539,186
Health care	3,359,325	–	–	3,359,325
Industrials	4,703,124	–	–	4,703,124
Information technology	8,193,637	–	–	8,193,637
Materials	3,664,260	–	–	3,664,260
Telecommunication services	310,002	–	–	310,002
Corporate debt securities	–	432,000	–	432,000
Short-term securities	–	234,000	–	234,000
Total Investments	$37,361,704	$666,000	$–	$38,027,704

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended April 30, 2013.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

5

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
 Kenneth C. Eich
 Principal Executive Officer

Date:  June 28, 2013

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date:  June 28, 2013